Leases - Schedule Of Lease Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease, Cost [Abstract]
Operating lease expense	$ 44,000	$ 41,200
Finance lease expense
Amortization on ROU assets	5,500	19,200
Interest on lease liabilities	1,400	5,900
Short-term lease expense	6,100	8,600
Total lease expense	$ 57,000	$ 74,900